Borrowings - Summary (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Aug. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Borrowings
Carrying value	$ 8,624.9					$ 7,753.0				$ 8,814.0
Fair value	8,049.8					8,291.9
Borrowings
Borrowings
Principal	8,673.5					7,802.3
Holding company
Borrowings
Principal	5,932.6					5,385.2
Carrying value	5,887.6					5,338.6				5,580.6
Fair value	5,454.6					5,850.5
Holding company | 4.875% due August 13, 2024
Borrowings
Principal	$ 282.5					$ 282.5
Interest rate	4.875%	4.875%	4.875%	4.875%		4.875%	4.875%	4.875%	4.875%
Carrying value	$ 281.6					$ 281.1
Fair value	277.0					301.7
Holding company | 4.95% due March 3, 2025 (Cdn$350.0)
Borrowings
Principal	$ 258.3	$ 350.0				$ 277.1	$ 350.0
Interest rate	4.95%	4.95%	4.95%	4.95%		4.95%	4.95%	4.95%	4.95%
Carrying value	$ 257.2					$ 275.4
Fair value	255.2					299.6
Holding company | 8.30% due April 15, 2026
Borrowings
Principal	$ 91.8					$ 91.8
Interest rate	8.30%	8.30%	8.30%	8.30%		8.30%	8.30%	8.30%	8.30%
Carrying value	$ 91.7					$ 91.7
Fair value	98.2					113.3
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Borrowings
Principal	$ 332.1	$ 450.0				$ 356.3	$ 450.0
Interest rate	4.70%	4.70%	4.70%	4.70%		4.70%	4.70%	4.70%	4.70%
Carrying value	$ 331.0					$ 354.8
Fair value	323.7					387.9
Holding company | 4.25% due December 6, 2027 (Cdn$650.0)
Borrowings
Principal	$ 479.7	$ 650.0				$ 514.6	$ 650.0
Interest rate	4.25%	4.25%	4.25%	4.25%		4.25%	4.25%	4.25%	4.25%
Carrying value	$ 478.6					$ 513.1
Fair value	455.8					551.4
Holding company | 2.75% due March 29, 2028 (750.0 EUR)
Borrowings
Principal	$ 800.5		€ 750.0			$ 852.9		€ 750.0
Interest rate	2.75%	2.75%	2.75%	2.75%		2.75%	2.75%	2.75%	2.75%
Carrying value	$ 792.2					$ 842.4
Fair value	698.3					926.3
Holding company | 4.85% due April 17, 2028
Borrowings
Principal	$ 600.0					$ 600.0
Interest rate	4.85%	4.85%	4.85%	4.85%		4.85%	4.85%	4.85%	4.85%
Carrying value	$ 596.9					$ 596.3
Fair value	568.1					668.5
Holding company | 4.23% due June 14, 2029 (Cdn$500.0)
Borrowings
Principal	$ 369.0	$ 500.0				$ 395.8	$ 500.0
Interest rate	4.23%	4.23%	4.23%	4.23%		4.23%	4.23%	4.23%	4.23%
Carrying value	$ 367.7					$ 394.2
Fair value	342.7					424.4
Holding company | 4.625% due April 29, 2030
Borrowings
Principal	$ 650.0					$ 650.0
Interest rate	4.625%	4.625%	4.625%	4.625%		4.625%	4.625%	4.625%	4.625%
Carrying value	$ 646.4					$ 645.9
Fair value	591.1					730.0
Holding company | 3.375% due March 3, 2031
Borrowings
Principal	$ 600.0					$ 600.0
Interest rate	3.375%	3.375%	3.375%	3.375%		3.375%	3.375%	3.375%	3.375%
Carrying value	$ 586.8					$ 585.1
Fair value	492.8					620.7
Holding company | 3.95% due March 3, 2031 (Cdn$850.0)
Borrowings
Principal	$ 627.4	$ 850.0				$ 672.9	$ 850.0
Interest rate	3.95%	3.95%	3.95%	3.95%		3.95%	3.95%	3.95%	3.95%
Carrying value	$ 623.2					$ 668.0
Fair value	549.4					701.3
Holding company | 5.625% due August 16, 2032
Borrowings
Principal	$ 750.0				$ 750.0
Interest rate	5.625%	5.625%	5.625%	5.625%	5.625%
Carrying value	$ 743.6
Fair value	707.1
Holding company | 7.75% due July 15, 2037
Borrowings
Principal	$ 91.3					$ 91.3
Interest rate	7.75%	7.75%	7.75%	7.75%		7.75%	7.75%	7.75%	7.75%
Carrying value	$ 90.7					$ 90.6
Fair value	95.2					125.4
Insurance and reinsurance companies
Borrowings
Carrying value	733.4					790.7				1,033.4
Fair value	663.7					815.8
Insurance and reinsurance companies | Borrowings
Borrowings
Principal	727.7					783.8
Insurance and reinsurance companies | Allied World 4.35% senior notes due October 29, 2025
Borrowings
Principal	$ 500.0					$ 500.0
Interest rate	4.35%	4.35%	4.35%	4.35%		4.35%	4.35%	4.35%	4.35%
Carrying value	$ 502.9					$ 503.9
Fair value	477.7					536.9
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Borrowings
Principal	16.8					17.4
Carrying value	19.8					20.6
Fair value	16.9					21.1
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Borrowings
Principal	$ 38.5					$ 38.5
Interest rate	8.55%	8.55%	8.55%	8.55%		8.55%	8.55%	8.55%	8.55%
Carrying value	$ 38.3					$ 38.3
Fair value	38.5					38.3
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)
Borrowings
Principal	$ 162.4			£ 135.0		$ 182.9			£ 135.0
Interest rate	3.6757%	3.6757%	3.6757%	3.6757%		3.6757%	3.6757%	3.6757%	3.6757%
Carrying value	$ 162.4					$ 182.9
Fair value	120.6					174.5
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Borrowings
Principal	10.0					45.0
Carrying value	10.0					45.0
Fair value	10.0					45.0
Non-insurance companies
Borrowings
Carrying value	2,003.9					1,623.7				$ 2,200.0
Fair value	1,931.5					1,625.6
Non-insurance companies | Borrowings
Borrowings
Principal	2,013.2					1,633.3
Non-insurance companies | Fairfax India 5.00% unsecured senior notes due 2028
Borrowings
Principal	$ 441.6					$ 441.6
Interest rate	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Carrying value	$ 438.9					$ 438.4
Fair value	400.7					440.3
Non-insurance companies | Fairfax India subsidiary borrowings
Borrowings
Principal	122.6					91.9
Carrying value	122.2					91.3
Fair value	122.2					91.3
Non-insurance companies | AGT credit facilities, senior notes and loans
Borrowings
Principal	511.9					491.8
Carrying value	508.4					488.9
Fair value	498.8					488.9
Non-insurance companies | Recipe term loans and credit facilities
Borrowings
Principal	464.0					359.0
Carrying value	461.5					356.9
Fair value	436.7					356.9
Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Borrowings
Principal	155.4					93.8
Carrying value	155.2					93.1
Fair value	155.4					93.1
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Principal	317.7					155.2
Carrying value	317.7					155.1
Fair value	$ 317.7					$ 155.1